SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION	14. SEGMENTED INFORMATION At June 30, 2023 and December 31, 2022, the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.